Derivatives - Summary of Derivative Financial Instruments (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivatives [Line Items]
Current derivative financial assets		₩ 836,232	₩ 760,554
Non-current derivative financial assets		1,199,318	1,930,610
Current derivative financial liabilities		52,119	23,914
Non-current derivative financial liabilities		113,380	260,911
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		82,072	2,103,711	₩ 234,199
Net income effects of transaction gain (loss)		(29,387)	302,657	89,659
Other comprehensive income (loss)	[1]	62,978	20,306	(8,518)
Currency forward | Not Designated as Hedging Instrument
Derivatives [Line Items]
Current derivative financial assets		76	12,153
Non-current derivative financial assets		0	0
Current derivative financial liabilities		9,078	132
Non-current derivative financial liabilities		0	0
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		(8,968)	12,021	510
Net income effects of transaction gain (loss)		(5,565)	78,237	34,216
Other comprehensive income (loss)	[1]	0	0	0
Currency swap
Derivatives [Line Items]
Current derivative financial assets		833,715	733,374
Non-current derivative financial assets		927,127	1,630,570
Current derivative financial liabilities		4,786	1,640
Non-current derivative financial liabilities		23,761	36,328
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		26,014	2,058,412	269,795
Net income effects of transaction gain (loss)		(64,409)	190,000	38,282
Other comprehensive income (loss)	[1]	67,527	18,622	(11,411)
Currency swap | Not Designated as Hedging Instrument
Derivatives [Line Items]
Current derivative financial assets		491,668	372,445
Non-current derivative financial assets		789,651	1,159,600
Current derivative financial liabilities		4,786	1,640
Non-current derivative financial liabilities		23,761	31,433
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		76,001	1,403,565	181,342
Net income effects of transaction gain (loss)		(5,168)	163,231	(1,244)
Other comprehensive income (loss)	[1]	0	0	0
Currency swap | Designated as Hedging Instrument
Derivatives [Line Items]
Current derivative financial assets		342,047	360,929
Non-current derivative financial assets		137,476	470,970
Current derivative financial liabilities		0	0
Non-current derivative financial liabilities		0	4,895
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		(49,987)	654,847	88,453
Net income effects of transaction gain (loss)		(59,241)	26,769	39,526
Other comprehensive income (loss)	[1]	67,527	18,622	(11,411)
Interest rate swap
Derivatives [Line Items]
Current derivative financial assets		2,441	9,571
Non-current derivative financial assets		174,195	176,138
Current derivative financial liabilities		0	127
Non-current derivative financial liabilities		37,560	76,356
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		45,451	21,270	(16,377)
Net income effects of transaction gain (loss)		3,015	18,834	10,400
Other comprehensive income (loss)	[1]	(4,549)	1,684	2,893
Interest rate swap | Not Designated as Hedging Instrument
Derivatives [Line Items]
Current derivative financial assets		2,441	9,571
Non-current derivative financial assets		174,195	176,138
Current derivative financial liabilities		0	127
Non-current derivative financial liabilities		37,560	76,356
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		45,049	21,270	(16,377)
Net income effects of transaction gain (loss)		3,015	18,834	10,400
Other comprehensive income (loss)	[1]	0	0	0
Interest rate swap | Designated as Hedging Instrument
Derivatives [Line Items]
Current derivative financial assets		0	0
Non-current derivative financial assets		0	0
Current derivative financial liabilities		0	0
Non-current derivative financial liabilities		0	0
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		402	0	0
Net income effects of transaction gain (loss)		0	0	0
Other comprehensive income (loss)	[1]	(4,549)	1,684	2,893
Others | Not Designated as Hedging Instrument
Derivatives [Line Items]
Current derivative financial assets	[2],[3]	0	5,456
Non-current derivative financial assets	[2],[3]	97,996	123,902
Current derivative financial liabilities	[2],[4]	38,255	22,015
Non-current derivative financial liabilities	[2],[4]	52,059	148,227
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		19,575	12,008	(19,729)
Net income effects of transaction gain (loss)		37,572	15,586	6,761
Other comprehensive income (loss)	[1]	₩ 0	₩ 0	₩ 0

[1]	Net gain (loss) on valuation of derivatives applying cash flow hedge accounting of ￦(3,654) million, ￦11,870 million and ￦34,663 million, net of tax, are recognized as other comprehensive income (loss) for the years ended December 31, 2023, 2024 and 2025, respectively.
[2]	The Company recorded the fair value of derivatives in accordance with the shareholders’ agreement of its associate, Hyundai Green Power Co., Ltd., as other derivatives assets and liabilities. Also, the fair value of derivatives under the power purchase agreement of the subsidiary, Elara Energy Project, LLC, has been recognized as other derivative liabilities.
[3]	The Company recorded the fair value of derivatives regarding the Power Purchase Agreement (“PPA”) of its subsidiary Columboola Solar Farm Hold Co Pty., Ltd. as other derivative assets.
[4]	In relation to the agreement to purchase hybrid bonds issued by Samcheok Eco Materials Co., Ltd., a joint venture of the Company, the performance obligation as of December 31, 2025 which amounts to ￦23,494 million (￦26,422 million as of December 31, 2024) to the underwriter of the bonds was recorded as other derivative liabilities.